Schedule of estimated future amortization expense (Details) - MiX Telematics Limited [Member] - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
2025	$ 7,553
2026	5,766
2027	4,964
2028	2,219
2029	279
Thereafter	11
Net	$ 20,792	$ 21,895